Prepaid Expense - Schedule of Prepaid Expense (Details) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepaid Expense [Abstract]
Advancement to suppliers for inventory	€ 771,862	€ 788,622
Advancement for PP&E under construction	11,683	11,683
Prepaid Insurance	219,007	230,027
Security deposits and others	17,832	17,822
Total	€ 1,020,384	€ 1,048,154